Convertible Preferred Stock and Preferred Stock - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Issuance costs			$ 34,132
Preferred stock, shares authorized			100,000,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Number of shares issued and sold	3,206,390	3,206,390
Purchase price	$ 0.9668	$ 0.9668
Aggregate proceeds from issuance	$ 3,100	$ 3,100
Issuance costs	$ 100	$ 100